Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies
Schedule of the Partnership's future minimum contracted lease payments

Year ending December 31,	Amount
2024	146,043
2025	141,818
2026	143,415
2027	144,252
2028 and thereafter	449,443
Total	$1,024,971